Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

The Company determines whether it has a controlling financial interest in another entity by first assessing whether the entity is a voting interest entity or a variable interest entity (“VIE”) in accordance with ASC 810 “Consolidation”. The Company consolidates voting interest entities in which it owns all, or a majority (generally greater than 50%), of the voting interests. For all other arrangements, the Company evaluates whether the entity is a VIE and whether the Company is its primary beneficiary, which would require consolidation. A VIE is an entity in which the equity holders lack the characteristics of a controlling financial interest, have not provided sufficient equity to finance the entity’s activities, or hold voting rights that are disproportionate to their exposure to expected losses or residual returns. Based on these evaluations, the Company did not identify any VIEs requiring consolidation for the years 2025, 2024, or 2023. Intercompany balances and unrealized gains and losses are eliminated upon consolidation.

Investments in affiliates

Investments in affiliates: The Company’s investments in affiliates are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in affiliates for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of Income.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include, but are not limited to, the useful lives and recoverability of long-lived assets, impairment assessments, expected credit losses, provisions for legal and other contingencies, and assumptions used in employee benefit obligations. Estimates are based on historical experience and other factors considered reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates under different assumptions and/or conditions.

Reclassifications in Other Comprehensive Income/(Loss)

Reclassifications in Other Comprehensive Income/(Loss): The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2025, 2024 and 2023, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income:	2025	2024	2023
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,622	$3,632	$3,622
Reclassification of prior service cost of defined benefit plan	Other income/(expenses), net	1,161	1,050	885
Total Reclassifications		$4,783	$4,682	$4,507

Foreign Currency Translation

Foreign Currency Translation: The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company’s wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Consolidated Statements of Income. The foreign currency exchange losses recognized in the accompanying Consolidated Statements of Income for each of the years ended December 31, 2025, 2024 and 2023 were $0.7 million, $0.3 million and $0.5 million, respectively, and are presented under “Vessel operating expenses” in the Consolidated Statements of Income.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, time deposits with original maturities of three months or less which are not restricted for use or withdrawal, as well as other short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

Accounts Receivable, Net

Accounts Receivable, Net: The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire from operating leases accounted for in accordance with Topic 842 and freight and demurrage billings, net of a provision for doubtful accounts. Amounts receivable from freight and demurrage billings were not material as of December 31, 2025 and December 31, 2024. Accounts receivable are short term in duration as payments are expected to be received within one year. Operating-lease receivables are evaluated for collectibility in accordance with ASC 842, while all other receivables are assessed for expected credit losses under ASC 326. The Company evaluates receivables individually based on historical loss experience, the aging of outstanding balances, current and expected economic conditions, and the financial condition of customers. Receivables are written off when they are deemed uncollectible. Based on the Company’s assessment, no allowance for credit losses or impairment of receivables was recognized as of December 31, 2025 or December 31, 2024.

Insurance Claims

Insurance Claims: Insurance claims represent the claimable expenses, net of deductibles, that are expected to be recovered from the Company’s insurance providers and are classified within “Other current assets” in the Consolidated Balance Sheets. Costs incurred to complete and settle insurance claims are accrued within accrued liabilities. Under certain insurance arrangements, the Company may be subject to additional call amounts. Possible additional calls are accounted for in accordance with ASC 450, and are recognized when the obligation is considered probable and estimable based on the Company’s historical experience and industry practices.

Prepaid Expenses	Prepaid Expenses: Prepaid expenses consist primarily of insurance costs paid in advance and are recognized as expenses over the periods to which the related benefits pertain.
Inventories

Inventories: Inventories consist of bunkers, lubricants, and provisions remaining on board the vessels at each period end. Inventories are stated at the lower of cost and net realizable value, where net realizable value represents the estimated selling price in the ordinary course of business less reasonably predictable costs of disposal. Inventory costs are determined using the first-in, first-out (FIFO) method. Costs of spare parts are expensed as incurred.

Deferred Financing Costs

Deferred Financing Costs: Fees paid to lenders, or to third parties on behalf of lenders, for obtaining new loans or senior notes, for refinancing or amending existing loans, or for securing lease financing, are presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability, similar to debt discounts. These costs are amortized using the effective interest rate method over the term of the related debt and the amortization expense is included in “Interest expense and finance costs” in the Consolidated Statements of Income. Any unamortized deferred financing costs related to debt that is repaid or refinanced in a transaction that meets the criteria for a debt extinguishment, as per ASC 470-50, are expensed in the period of the repayment or refinancing and are presented under “Loss on debt extinguishment, net” in the Consolidated Statements of Income. Costs related to refinancings that do not meet the extinguishment criteria are amortized over the term of the refinanced debt. Fees incurred for obtaining loan facilities when no borrowings have been drawn as of the balance sheet date are recorded within “Other non-current assets” or “Other current assets,” as applicable, and are reclassified as a direct deduction from the related debt once the borrowings occur.

Fixed Assets

Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. Vessel cost includes the contract purchase price and any material expenses incurred upon acquisition, such as improvements and delivery expenses. Subsequent expenditures for conversions or major improvements are capitalized when they extend the useful life of the vessel, increase its earning capacity, or improve its efficiency or safety. All other expenditures are expensed as incurred. Interest costs incurred during construction of a vessel are capitalized as part of the vessel’s cost.

Evaluation of Purchase Transactions

Evaluation of Purchase Transactions: The Company evaluates if any vessel acquisition in the secondhand market constitutes a business or not. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business. The Company entered into memorandums of agreement (“MOAs”) in the secondhand market for the purchase of one, three and seven dry bulk carrier vessels during the years ended December 31, 2025, 2024 and 2023, respectively, all of which were accounted for as asset acquisitions. The following assets are considered as a single asset for the purposes of the evaluation (i) a tangible asset that is attached to and cannot be physically removed and used separately from another tangible asset (or an intangible asset representing the right to use a tangible asset); (ii) in place lease intangibles, including favorable and unfavorable intangible assets or liabilities, and the related leased assets. Acquisition costs associated with asset acquisitions are capitalized.

Advances for Vessels Under Construction

Advances for Vessels Under Construction: Advances made to shipyards or sellers of shipbuilding contracts for vessels under construction are classified as “Advances for vessels under construction” until the date of delivery and acceptance of the vessel. At that time, these costs are reclassified to “Fixed assets, net.” Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, and other expenses directly related to the construction of the vessel or the preparation of the vessel for its initial voyage. Interest cost incurred during the construction period of the vessels is also capitalized and included in the vessels’ cost.

Impairment of Long-lived Assets

Impairment of Long-lived Assets: The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangible assets held and used or held for disposal be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If any such indication exists, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. For vessels held and used, if the future undiscounted net cash flows are less than the carrying value, the Company performs step two of the impairment assessment by comparing the vessel’s fair value to its carrying value. An impairment loss is recorded equal to the difference between the vessel’s carrying value and its fair value.

As of December 31, 2025 and 2024, the Company concluded that events and circumstances indicated potential impairment of certain container vessels. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact of current market conditions on future operations. Consequently, the Company performed step one of the impairment assessment for vessels with impairment indicators by comparing the undiscounted projected net operating cash flows to their carrying values.

The Company’s strategy is to charter its container vessels under multi-year, fixed-rate charters, providing contracted stable cash flows, while its drybulk vessels operate under a combination of time charter and voyage charter arrangements depending on market conditions. In projecting undiscounted net operating cash flows, the Company considered several factors and assumptions, including operating revenues, off-hire revenues, drydocking costs, operating expenses, and management fees. Revenue assumptions were based on contracted time charter rates through the end of each vessel’s current charter, as well as estimated time charter equivalent (“TCE”) rates for non-contracted revenue days for the remaining life of the vessel. The estimated daily TCE rate for non-contracted revenue days is considered a significant assumption. Recognizing the cyclical and volatile nature of the transportation industry, management believes that historical averages of the most recent 5 to 15 years of time charter rates provide a reasonable benchmark for estimating TCE rates for non-contracted revenue days, as these averages account for market volatility and the remaining economic useful life of each vessel. Additionally, the Company applied an annual operating expenses escalation factor and estimated scheduled and unscheduled off-hire days based on historical experience. All estimates and assumptions were prepared in accordance with the Company’s internal budgets and historical industry experience.

Time Charters Assumed on Acquisition of Vessels

Time Charters Assumed on Acquisition of Vessels: The Company recognizes separately identifiable assets and liabilities arising from the market value of time charters assumed at the date of delivery in connection with the acquisition of secondhand vessels. When the present value of the contractual cash flows of an assumed time charter is less than its current fair value, the difference is recorded as unearned revenue. When the present value exceeds fair value, the difference is recognized as accrued charter revenue. Such liabilities or assets are amortized as an increase in revenue and reduction of revenue, respectively, over the period of each time charter assumed. Significant assumptions used in calculation of the fair value of the time charters assumed include daily time charter rate prevailing in the market for a similar size of the vessels available before the acquisition for a similar charter duration (including the estimated time charter expiry date). Other assumptions used are the discount rate based on the Company’s weighted average cost of capital close to the acquisition date and the estimated average off-hire rate.

Depreciation

Depreciation: The cost of the Company’s vessels is depreciated on a straight-line basis over their remaining economic useful lives, after considering estimated residual value. The residual value of a vessel is calculated as its lightweight tonnage multiplied by an estimated scrap rate of $300 per light weight ton. Management has estimated the useful life of the Company’s containerships to be 30 years and drybulk vessels to be 25 years from the year built. These estimates are reviewed periodically and adjusted if circumstances indicate that changes are necessary.

Accounting for Special Survey and Drydocking Costs

Accounting for Special Survey and Drydocking Costs: The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, reported within “Deferred charges, net” on the balance sheet, include planned major maintenance and overhaul activities required for ongoing certification, such as inspection, refurbishment, and replacement of steel, engine components, electrical systems, pipes, valves, and other vessel parts. The Company applies the deferral method, under which actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey and drydocking which is generally 2.5 years. This amortization period represents the estimated useful economic life of the deferred charge. If a special survey or drydocking is performed prior to the scheduled date, any remaining unamortized balance is immediately written off. Costs incurred during the drydocking period for routine repairs and maintenance are expensed as incurred. For vessels sold, the unamortized portion of special survey and drydocking costs is included in the vessel’s carrying amount when determining the gain or loss on vessel disposal.

Dividends	Dividends: Dividends, if any, are recorded in the Company’s financial statements in the period in which they are declared by the Company’s board of directors.
Investments in Equity Securities

Investments in Equity Securities: The Company measures its investments in equity securities in accordance with ASC 321. Equity securities that do not have a readily determinable fair value are initially measured at cost, less impairment, and subsequently adjusted for observable price changes in orderly transactions for the identical or a similar investment. When an equity security has a readily determinable fair value, the Company measures it at fair value at each balance sheet date, with unrealized gains and losses recognized in earnings in the period in which they arise. Realized gains and losses are recognized upon disposition of the securities, based on the difference between the net sale proceeds and the carrying amount of the investment. Realized and unrealized gains and losses are presented within “Gain/(loss) on investments” in the Consolidated Statements of Income. Dividends received on such securities are recorded as “Dividend income” and any taxes withheld on dividend income are included in “Income taxes”. As of December 31, 2025 and 2024, the Company holds equity securities consisting of common shares of Star Bulk Carriers Corp., all of which have readily determinable fair values.

Accounting for Revenue and Expenses

Accounting for Revenue and Expenses: The Company derives its revenue from time charters and bareboat charters of its containerships, each of which contains a lease. These charters involve placing the specified vessel at charterers’ use for a specified rental period of time in return for the payment of specified daily hire rates. Most of the charters include options for the charterers to extend their terms. Under a time charter, the daily hire rate includes lease component related to the right of use of the vessel and non-lease components primarily related to the operating expenses of the vessel incurred by the Company such as commissions, vessel operating expenses: crew expenses, lubricants, certain insurance expenses, repair and maintenance, spares, stores etc. and vessel management fees. Under a bareboat charter, the daily hire rate includes only lease component related to the right of use of the vessel. The revenue earned based on time charters is not negotiated in separate components. Revenue from the Company’s time charters and bareboat charters of vessels is accounted for as operating leases on a straight line basis based on the average fixed rentals over the minimum fixed rental period of the time charter and bareboat charter agreements, as service is performed. Charter hire received in advance is recorded under “Unearned revenue” in the Consolidated Balance Sheets until charter services are rendered. The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the nonlease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease, as the lease component is the predominant component in 2025, 2024 and 2023.

Accounting for Revenue and Expenses (Continued): The Company’s drybulk vessels generate revenue from short-term time charter agreements and voyage charter agreements. The voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company retains control over the operations of the vessel and are therefore considered service contracts that fall under the provision of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. Under voyage charter agreements, the charter party generally specifies a minimum amount of cargo and the charterer is liable for any short loading of cargo or dead-freight. Demurrage income, which represents a form of variable consideration when loading or discharging time exceeds the stipulated time in the voyage charter agreement, is included in voyage revenues and was immaterial in the years ended December 31, 2025, 2024 and 2023. The majority of revenue from voyage charter agreements is usually collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Voyage Expenses

Voyage Expenses: Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of port and canal charges, bunker (fuel) expenses, agency fees, address commissions and brokerage commissions related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that are incurred from the later of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other current assets” and are amortized on a straight-line basis as the related performance obligations are satisfied.

Under multi-year time charters and bareboat charters, such as those on which the Company charters its container vessels and under short-term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the overall expenses under time charters and bareboat charters.

Vessel Operating Expenses

Vessel Operating Expenses: Vessel operating expenses are expensed as incurred and include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company’s fleet increases. Under time charters and voyage charter agreements, the Company pays for vessel operating expenses. Under bareboat charters, the Company’s charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

General and administrative expenses

General and administrative expenses: General and administrative expenses are expensed as incurred and include management fees paid to the vessels’ manager (refer to Note 11, “Related Party Transactions”), audit fees, legal fees, board remuneration, service cost, stock based compensation, executive officers compensation, directors & officers insurance and stock exchange fees.

Repairs and Maintenance

Repairs and Maintenance: All repair and maintenance expenses are expensed as incurred and are included in vessel operating expenses in the Consolidated Statements of Income. These costs include routine maintenance, minor repairs, and other expenditures that do not extend the useful life or improve the efficiency, capacity, or safety of the vessels.

Going Concern

Going Concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity’s ability to continue as a going concern. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Segment Reporting

Segment Reporting:Following the acquisition of the drybulk vessels in 2023, the Company operates in two separate segments in accordance with ASC 280: (i) a container vessels segment, as a provider of worldwide marine transportation services through time charter and bareboat charter arrangements; and (ii) a drybulk vessels segment, as a provider of drybulk commodity transportation services through time charter and voyage charter arrangements. The Company’s management, including its Chief Executive Officer, who is the chief operating decision maker, evaluates performance based on overall revenue per day and fleet operating results for each segment. The accounting policies applied in measuring the operating results of each reportable segment are the same as those used in preparing the Company’s consolidated financial statements. Prior to the acquisition of the drybulk vessels in 2023, the Company operated as one reportable segment.

Derivative Instruments

Derivative Instruments: From time to time, the Company enters into interest rate swap contracts to manage its exposure to variable interest rates. Derivative instruments are recorded at fair value on the Consolidated Balance Sheets. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in earnings in the period of the change.

When derivative instruments qualify for hedge accounting under ASC 815, the Company designates them as either fair value hedges or cash flow hedges at inception. For fair value hedges, changes in the fair value of both the derivative and the hedged item attributable to the hedged risk are recognized in earnings. For cash flow hedges, the effective portion of changes in the fair value of the derivative is recorded in other comprehensive income/loss and reclassified to earnings when the hedged item affects earnings. Any ineffective portion is recognized immediately in earnings.

In the past, the Company elected to prospectively dedesignate certain fair value and cash flow interest rate swaps that had previously qualified for hedge accounting, due to the compliance burden associated with maintaining hedge documentation. As a result, all subsequent changes in the fair value of these cash flow interest rate swap agreements were recorded in the Consolidated Income Statements under “Loss on derivatives.” The Company evaluated whether the previously hedged forecasted interest payments were probable of occurring within the originally specified time period and concluded that such payments remain probable of occurring. Accordingly, the unamortized loss balance associated with the previously designated cash flow interest rate swaps remains in accumulated other comprehensive loss and is reclassified into earnings on an annual basis as the underlying hedged interest payments are recognized. If such interest payments were determined to be probable of not occurring, the related unamortized balance remaining in accumulated other comprehensive loss would be immediately reclassified to earnings.

The Company does not enter into derivative transactions for trading or speculative purposes.

Earnings Per Share

Earnings Per Share: The Company presents basic and diluted earnings per share in accordance with ASC 260. Basic earnings per share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted. Diluted earnings per share is computed by dividing net earnings attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of potential common shares, including unvested restricted stock, calculated using the treasury stock method when applicable. The Company applies the two-class method when participating securities, such as unvested restricted stock that receive nonforfeitable dividends or dividend equivalents, are outstanding and the two-class method is more dilutive than the treasury stock method. Unvested shares of restricted stock are included in diluted earnings per share unless their effect is antidilutive.

Treasury Stock and Share Repurchases

Treasury Stock and Share Repurchases: The Company recognizes treasury stock based on the price paid to repurchase its shares, including direct costs to acquire treasury stock and records the repurchase of its common shares at cost. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury stock is recorded as a reduction from common stock at its par value and the price paid in excess of par value and direct costs, if any, as a reduction from additional paid-in capital. Treasury stock is included in authorized and issued shares but excluded from outstanding shares and are excluded from average common shares outstanding for basic and diluted earnings per share.

Income taxes

Income taxes: Income taxes comprise of taxes, if any, withheld on dividend income earned on the Company’s investments. We recorded income taxes of nil in each the years ended December 31, 2025, 2024 and 2023.

Equity Compensation Plan

Equity Compensation Plan: The Company has adopted an equity compensation plan (the “2006 Equity Compensation Plan”) in 2006 (as amended on August 2, 2019), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan are accounted for in accordance with the accounting guidance for share-based compensation arrangements.

Share based compensation represents the cost of shares and share options granted to employees of Danaos Shipping Company Limited (the “Manager”), the Company’s executive officers and to directors, for their services, and is included under “General and administrative expenses” in the Consolidated Statements of Income. The shares are measured at their fair value equal to the market value of the Company’s common shares on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized using the accelerated attribution method for share-based payment arrangements with employees, which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award. Further, the Company accounts for restricted share award forfeitures upon occurrence. The Company recognizes the cost of nonemployee awards during the nonemployee’s vesting period as services are received.

Executive Retirement Plan

Executive Retirement Plan: The Company established a defined benefit retirement plan for its executive officers in December 2022. The actuarial determination of the projected benefit obligation was determined by calculating the present value of the projected benefit at retirement based on service completed at the valuation date, which incorporates management’s best estimate of the discount rate, salary escalation rate and retirement ages of executive officers. The discount rate used to value the defined benefit obligation is derived based on high quality income investments with duration similar to the duration of the obligation. Prior service cost arising from the retrospective recognition of past service was recognized in the other comprehensive income/loss. Prior service cost reclassification and other gains or losses (including foreign exchange gain/loss) are recognized under “Other income/(expenses), net” in the Consolidated Statements of Income. The actuarially determined expense for current service is recognized under “General and administrative expenses” in the Consolidated Statements of Income. The actuarially determined net interest costs on the defined benefit plan obligation are recognized under “Other finance expenses” in the Consolidated Statements of Income. All actuarial remeasurements arising from defined benefit plan are recognized in full in the period in which they arise in the other comprehensive income/loss.

Fair Value Measurements

Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” that define and provide guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 13).

Sale and Lease Back Transactions

Sale and Lease Back Transactions: Sale and lease back transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) and are therefore treated as a failed sale or merely a financing arrangement, are not within the scope of sale and leaseback accounting under ASC 842. In such cases the Company does not derecognize the corresponding leased vessels and continues to present these at their net book values within “Fixed assets, net” on its Consolidated Balance Sheets, while the financing liability is presented in “Long-term debt” and in “Current portion of long - term debt, net” in the Company’s Consolidated Balance Sheets. Depreciation attributable to the vessels that are subject to financing under sale and lease back transactions is included within “Depreciation and amortization” in the Consolidated Income Statements while the corresponding interest expense on the lease financing arrangement is included within “Interest expense and finance costs” in the Consolidated Income Statements. The Company’s sale and lease back financing agreement as of December 31, 2025 was of this type. Please refer to Note 10 for the description of the nature of the Company’s lease financing agreement, general terms, covenants included, any variable payments, if any, as well as the purchase options and/or obligations they provide for.

Recent Accounting Pronouncements (not yet adopted)

Recent Accounting Pronouncements (not yet adopted):

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expenses Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its financial statements.

In December 2025, the FASB issued ASU No. 2025-12 to clarify, correct errors in or make other improvements to a broad range of topics in the Accounting Standards Codification (“ASC”), including ASC 260, Earnings Per Share; ASC 325, Investments — Other; and ASC 958, Not-for-Profit Entities. The guidance is effective for all entities for annual reporting periods beginning after 15 December 2026, and interim periods within those annual periods. Early adoption is permitted. Entities are required to apply the amendments to ASC 260 retrospectively to each prior reporting period presented in the period of adoption. Entities can apply all other amendments in the period of adoption either (1) prospectively to all new transactions recognized on or after the date that the entity first applies the amendments or (2) retrospectively to the beginning of the earliest comparative period presented, with an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. An entity may elect the transition method on an issue-by-issue basis (except for the ASC 260 amendments). The Company evaluated the impact of this ASU on its consolidated financial statements and determined that there is no effect on its results of operations.